SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHARE CAPITAL [Text Block]

10. SHARE CAPITAL

a) Authorized Share Capital

The authorized share capital of the Company consists of 500,000,000 common shares with a par value of $0.0008 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b) Issued Share Capital

In June 2018 the Company closed a non-brokered private placement of 8,000,000 common shares of the Company at a price of Cdn$0.05 per share for gross proceeds of $301,500 (Cdn$400,000). Mr. Arnold T. Kondrat (who is Chief Executive Officer, President and a director of the Company) purchased all of the said shares.

In October 2018, the Company closed a non-brokered private placement of 4,000,000 common shares of the Company at a price of Cdn$0.05 per share for gross proceeds of $153,551 (Cdn$200,000). Directors and officers of the Company purchased 3,075,000 of the said shares.

In May 2019, the Company closed a non-brokered private placement of 5,000,000 common shares of the Company at a price of Cdn$0.05 per share for gross proceeds of $187,125 (Cdn$250,000). Mr Kondrat purchased 3,000,000 of the said shares.

As of December 31, 2020, the Company had 38,906,742 issued and outstanding common shares (December 31, 2019 - 38,906,742).

c) Stock-Based Compensation

The Company has a stock option plan (the "Plan"). Stock options may be granted under the Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The total number of common shares of the Company issuable upon the exercise of all outstanding stock options granted under the Plan shall not at any time exceed 10% of the total number of outstanding common shares, from time to time. The exercise price of each stock option granted under the Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company's common shares on the TSX Venture Exchange prior to the date the stock option is granted.

In May 2014, 210,000 stock options were granted under the Plan. Each such stock option entitled the holder to purchase one common share of the Company at a purchase price of $1.12 (Cdn$1.20) for a period of 5 years. The options vested at a rate of 25% on each six-month anniversary of the grant date.

In June 2019, 1,000,000 stock options were granted under the Plan to the Company's officers and directors. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date.

In July 2019, 40,000 stock options were granted under the Plan. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date.

The following table summarizes the stock option information for the years ended December 31, 2020 and 2019:

	Number of options	Weighted average exercise price ($Cdn)	Weighted average fair value ($Cdn)	Weighted average remaining contractual life (in years)
Closing Balance, December 31, 2018	93,750	1.200	0.480	0.39
Expired	(93,750)	1.200	(0.480)
Granted	1,040,000	0.065	0.065	4.49
Closing Balance, December 31, 2019	1,040,000	0.065	0.065	4.49
Closing Balance, December 31, 2020	1,040,000	0.065	0.065	3.49

The Black-Scholes option-pricing model was used to estimate values of all stock options granted based on the following assumptions for the options granted in June and July 2019:

(i) Risk-free interest rates: 1.40% - 1.53%, which are based on the Bank of Canada benchmark bonds, average yield 5-year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options;

(ii) Expected volatility: 119.33% - 119.56%, which is based on the Company's historical stock prices;

(iii) Expected life: 5 years; and

(iv) Expected dividends: $nil

During the year ended December 31, 2020, the Company recognized $nil as stock-based compensation expense (years ended December 31, 2019 - $41,227 and 2018 - $nil, respectively). As at December 31, 2020, the unrecognized stock-based compensation expense is $nil (December 31, 2019 - $nil).

d) Loss Per Share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2020, amounting to 38,906,742 common shares (years ended December 31, 2019 and 2018 - 37,153,317 and 26,783,454, respectively).

The calculation of the weighted average number of diluted common shares outstanding does not include 1,040,000 stock options (years ended December 31, 2019 and 2018 - 1,040,000 and 93,750, respectively) or the common share purchase warrants (years ended December 31, 2020, 2019 and 2018 - $nil, $nil and 5,000,000, respectively) as they are anti-dilutive